Note Employee benefits (Projected benefit payments) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	$ 38,855
2018	39,420
2019	39,993
2020	40,529
2021	40,993
2022- 2026	209,166
Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2017	2,158
2018	2,247
2019	2,317
2020	2,378
2021	2,433
2022- 2026	$ 12,827